PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

Shares		Value
	UNAFFILIATED ISSUERS - 97.8%
	COMMON STOCKS - 96.8% of Net Assets
	Aerospace & Defense - 1.0%
118,148	Arconic, Inc.	$1,897,457
	Total Aerospace & Defense	$1,897,457
	Airlines - 0.8%
187,841(a)	JetBlue Airways Corp.	$1,681,177
	Total Airlines	$1,681,177
	Banks - 5.9%
184,988	Associated Banc-Corp.	$2,365,996
167,580	Citizens Financial Group, Inc.	3,152,180
113,325	East West Bancorp, Inc.	2,916,985
38,793	First Republic Bank	3,191,888
	Total Banks	$11,627,049
	Building Products - 1.6%
39,574	Trane Technologies Plc	$3,268,417
	Total Building Products	$3,268,417
	Capital Markets - 2.6%
28,948	Apollo Global Management, Inc.	$969,758
44,322	Nasdaq, Inc.	4,208,374
	Total Capital Markets	$5,178,132
	Chemicals - 5.0%
39,349	Albemarle Corp.	$2,218,103
48,225	Celanese Corp.	3,539,233
144,263	Huntsman Corp.	2,081,715
26,207	PPG Industries, Inc.	2,190,905
	Total Chemicals	$10,029,956
	Communications Equipment - 1.9%
28,257	Motorola Solutions, Inc.	$3,755,921
	Total Communications Equipment	$3,755,921
	Containers & Packaging - 2.6%
33,779	Avery Dennison Corp.	$3,441,067
27,750	Ball Corp.	1,794,315
	Total Containers & Packaging	$5,235,382
	Diversified Consumer Services - 0.4%
29,956(a)	ServiceMaster Global Holdings, Inc.	$ 808,812
	Total Diversified Consumer Services	$ 808,812
	Electric Utilities - 4.2%
46,738	Entergy Corp.	$4,391,970
100,939	FirstEnergy Corp.	4,044,626
	Total Electric Utilities	$8,436,596
	Electrical Equipment - 1.4%
35,243	Eaton Corp. Plc	$2,738,029
	Total Electrical Equipment	$2,738,029
	Electronic Equipment, Instruments & Components - 3.2%
21,797	CDW Corp.	$2,033,006
32,982	Dolby Laboratories, Inc.	1,787,954
30,382(a)	Keysight Technologies, Inc.	2,542,366
	Total Electronic Equipment, Instruments & Components	$6,363,326
	Equity Real Estate Investment Trusts (REITs) - 15.6%
60,428	American Homes 4 Rent	$1,401,930
69,278	Americold Realty Trust	2,358,223
20,310	AvalonBay Communities, Inc.	2,989,022
34,625	Camden Property Trust	2,743,685
58,136	Cousins Properties, Inc.	1,701,641
30,754	Digital Realty Trust, Inc.	4,272,038
142,810	Duke Realty Corp.	4,624,188
53,015	Healthcare Trust of America, Inc.	1,287,204
116,482	Healthpeak Properties, Inc.	2,778,096
42,491	Iron Mountain, Inc.	1,011,286
34,016	Kilroy Realty Corp.	2,166,819
29,725	Sun Communities, Inc.	3,711,166
	Total Equity Real Estate Investment Trusts (REITs)	$31,045,298
	Food & Staples Retailing - 0.7%
29,676	Sysco Corp.	$1,354,116
	Total Food & Staples Retailing	$1,354,116
	Food Products - 2.1%
39,015(a)	Post Holdings, Inc.	$3,237,074
18,106	Tyson Foods, Inc.	1,047,794
	Total Food Products	$4,284,868
	Health Care Equipment & Supplies - 7.9%
11,056	Cooper Cos., Inc.	$3,047,807
86,093(a)	Hologic, Inc.	3,021,864
17,572	STERIS Plc	2,459,553
21,184	West Pharmaceutical Services, Inc.	3,225,264
42,390	Zimmer Biomet Holdings, Inc.	4,284,781
	Total Health Care Equipment & Supplies	$16,039,269
Shares		Value
	Health Care Providers & Services - 2.6%
38,123	McKesson Corp.	$5,156,517
	Total Health Care Providers & Services	$5,156,517
	Hotels, Restaurants & Leisure - 1.9%
30,357	Dunkin' Brands Group, Inc.	$1,611,957
19,487	Hilton Worldwide Holdings, Inc.	1,329,793
125,204	International Game Technology Plc	744,964
	Total Hotels, Restaurants & Leisure	$3,686,714
	Household Durables - 0.9%
20,848	Whirlpool Corp.	$1,788,758
	Total Household Durables	$1,788,758
	Insurance - 10.4%
40,667	Allstate Corp.	$3,730,384
29,115	American Financial Group, Inc.	2,040,379
24,578	Assurant, Inc.	2,558,324
60,182	Assured Guaranty, Ltd.	1,552,094
88,049	Brown & Brown, Inc.	3,189,135
74,602	First American Financial Corp.	3,163,871
57,265	Lincoln National Corp.	1,507,215
192,372	Old Republic International Corp.	2,933,673
	Total Insurance	$20,675,075
	IT Services - 2.0%
34,934	Booz Allen Hamilton Holding Corp.	$2,397,870
17,875(a)	Euronet Worldwide, Inc.	1,532,245
	Total IT Services	$3,930,115
	Machinery - 4.7%
104,964(a)	Ingersoll Rand, Inc.	$2,603,107
65,764	PACCAR, Inc.	4,020,153
28,329	Stanley Black & Decker, Inc.	2,832,900
	Total Machinery	$9,456,160
	Metals & Mining - 1.4%
31,295	Reliance Steel & Aluminum Co.	$2,741,129
	Total Metals & Mining	$2,741,129
	Multiline Retail - 2.0%
26,115	Dollar General Corp.	$3,943,626
	Total Multiline Retail	$3,943,626
	Multi-Utilities - 2.1%
92,882	Public Service Enterprise Group, Inc.	$4,171,330
	Total Multi-Utilities	$4,171,330
	Pharmaceuticals - 0.8%
33,440	Perrigo Co. Plc	$1,608,130
	Total Pharmaceuticals	$1,608,130
	Road & Rail - 3.6%
43,345	JB Hunt Transport Services, Inc.	$3,997,709
25,910	Kansas City Southern	3,295,234
	Total Road & Rail	$7,292,943
	Semiconductors & Semiconductor Equipment - 1.8%
15,197	Lam Research Corp.	$3,647,280
	Total Semiconductors & Semiconductor Equipment	$3,647,280
	Specialty Retail - 2.7%
41,510	Aaron's, Inc.	$945,598
59,379(a)	AutoNation, Inc.	1,666,175
50,722	Best Buy Co., Inc.	2,891,154
	Total Specialty Retail	$5,502,927
	Textiles, Apparel & Luxury Goods - 1.0%
27,744	Columbia Sportswear Co.	$1,935,699
	Total Textiles, Apparel & Luxury Goods	$1,935,699
	Thrifts & Mortgage Finance - 0.6%
87,588	Radian Group, Inc.	$1,134,265
	Total Thrifts & Mortgage Finance	$1,134,265
	Trading Companies & Distributors - 1.4%
59,136	Applied Industrial Technologies, Inc.	$2,703,698
	Total Trading Companies & Distributors	$2,703,698
	TOTAL COMMON STOCKS
	(Cost $217,224,644)	$193,118,171
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 1.0% of Net Assets(b)
2,000,000(b)	U.S. Treasury Floating Rate Note, 0.239% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	$1,999,777
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $2,002,132)	$1,999,777
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.8%
	(Cost $219,226,776)	$195,117,948
	OTHER ASSETS AND LIABILITIES - 2.2%	$4,406,578
	NET ASSETS - 100.0%	$199,524,526

bps	Basis Points.
REIT	Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$193,118,171	$–	$–	$193,118,171
U.S. Government and Agency Obligation	–	1,999,777	–	1,999,777
Total Investments in Securities	$193,118,171	$1,999,777	$–	$195,117,948

For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.